Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of Effect of Share-Based Payments on Entity's Profit or Loss

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m
Expense arising from share-based payment transactions:
Included in selling, general and administrative expenses	15.6	5.1	6.6	5.5
Included in research and development expenses	2.3	2.2	2.7	1.0

	17.9	7.3	9.3	6.5

Equity settled share-based payment expense	17.8	7.2	9.2	6.2
Cash settled share-based payment expense*	0.1	0.1	0.1	0.3

	17.9	7.3	9.3	6.5

*
The total liability as at 31 December 2021 was £0.2m (31 December 2020: £0.4m; 30 June 2020: £0.3m; 30 June 2019: £0.6m) of which less than £0.1m (31 December 2020: less than £0.1m; 30 June 2020: less than £0.1m; 30 June 2019: £nil) relates to options which have vested.

Summary of Number and Weighted Average Exercise Prices of Share Options
Share option plans: SOS and CSOP

	Year ended 31 December 2021		Six months ended 31 December 2020
	Number	Weighted average exercise price pence	Number	Weighted average exercise price pence
Outstanding at beginning of year / period	621,755	507.9	701,272	559.7
Forfeited	(57,329)	727.3	(20,823)	1,500.1
Exercised	(172,609)	753.5	(58,694)	774.0

Outstanding at end of year / period	391,817	726.5	621,755	507.9

Number of options exercisable at end of year / period	391,817	726.5	519,442	703.1

	Year ended 30 June 2020		Year ended 30 June 2019
	Number	Weighted average exercise price pence	Number	Weighted average exercise price pence
Outstanding at beginning of year	947,948	640.1	1,386,655	644.3
Forfeited	(72,526)	1,259.1	(164,220)	866.6
Exercised	(174,150)	706.4	(274,487)	525.6

Outstanding at end of year	701,272	559.7	947,948	640.1

Number of options exercisable at end of year	519,442	661.7	281,438	536.7

Summary of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Analyzed by range of exercise price:	Grant year	Year ended 31 December 2021		Six months ended 31 December 2020
		Number outstanding	Weighted average remaining contractual life	Number outstanding	Weighted average remaining contractual life
180.8p–464.0p	prior to 2016	122,688	2.2 years	184,725	2.9 years
598.0p	2016	59,852	3.8 years	99,780	4.8 years
851.0p	2017	94,632	4.8 years	137,463	5.8 years
1,020.0p	2018	114,645	5.8 years	199,787	6.8 years

		391,817	4.2 years	621,755	5.1 years

Analyzed by range of exercise price:	Grant year	Year ended 30 June 2020		Year ended 30 June 2019
		Number outstanding	Weighted average remaining contractual life	Number outstanding	Weighted average remaining contractual life
180.8p–464.0p	prior to 2016	197,901	3.4 years	256,955	4.3 years
598.0p	2016	111,033	5.3 years	155,327	6.3 years
851.0p	2017	161,372	6.3 years	214,798	7.4 years
1,020.0p	2018	230,966	7.3 years	320,868	8.4 years

		701,272	5.7 years	947,948	6.7 years

Summary of Weighted Average Exercise Price of Share Options in Share Based Payment Arrangement Exercised during Period at Date of Exercise

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Weighted average share price at date of exercise	1,589.0p	1,396.4p	1,329.2p	1,310.5p

Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments
Share award plans: LTIP and DSA

	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number	Year ended 30 June 2019 Number
Outstanding at beginning of year / period	1,271,179	1,085,162	988,127	1,022,757
Granted	142,314	462,460	470,834	483,339
Forfeited	(167,298)	(131,099)	(121,127)	(141,797)
Exercised	(240,850)	(145,344)	(252,672)	(376,172)

Outstanding at end of year / period	1,005,345	1,271,179	1,085,162	988,127

Number of options exercisable at end of year / period	63,759	65,380	72,760	63,996

Summary of Other Equity Instruments in Share Based Payment Arrangement

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Weighted average fair value of awards granted	1,380.1p	1,398.1p	1,208.3p	1,245.1p
Weighted average share price at date of exercise	1,642.1p	1,329.6p	1,185.2p	1,304.4p
Weighted average remaining contractual life	4 years	4.3 years	3.3 years	4.3 years

Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period	The inputs into the models for awards granted in the current and prior periods were as follows:

	Year ended 31 December 2021
	LTIP 1 Dec 2021	LTIP 1 Dec 2021	DSA 26 October 2021
Share price at grant (pence)	1,699.0	1,699.0	1,337.0
Expected volatility	34%	33%	33%
Contractual life (years)	3.5 years	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.71%
Risk-free interest rate	0.52%	0.43%	(0.06)%

	Six months ended 31 December 2020
	LTIP 7 Dec 2020	LTIP 7 Dec 2020	DSA 26 October 2020
Share price at grant (pence)	1,397.0	1,397.0	1,435.0
Expected volatility	36%	36%	35%
Contractual life (years)	3 years	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.71%
Risk-free interest rate	(0.07)%	(0.07)%	(0.06)%

	Year ended 30 June 2020
	LTIP 14 Nov 2019	LTIP 9 March 2020	LTIP 9 March 2020	LTIP 9 March 2020	DSA 25 October 2019
Share price at grant (pence)	1,245.0	1.157.0	1,157.0	1,157.0	1,152.0
Expected volatility	30%	37%	35%	31%	30%
Contractual life (years)	3 years	1 year	2 years	3 years	3 years
Expected dividend yield	0.82%	0.88%	0.88%	0.88%	0.88%
Risk-free interest rate	0.47%	0.17%	0.11%	0.09%	0.44%

	Year ended 30 June 2019
	LTIP 7 Nov 2018	DSA 26 October 2018
Share price at grant (pence)	1,251.0	1,337.0
Expected volatility	26%	24%
Contractual life (years)	3 years	3 years
Expected dividend yield	0.81%	0.81%
Risk-free interest rate	0.91%	0.75%

Summary of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted during Period

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Weighted average fair value of options granted	—	—	—	1,042.0p

Profitable Growth Incentive Plan Awards [Member]
Statements [Line Items]
Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments

Year ended 31 December 2021 Number
Outstanding at beginning of year / period	—
Granted	4,875,141
Forfeited	(2,139)
Exercised	—

Outstanding at end of year / period	4,873,002

Number of options exercisable at end of year / period	—

Summary of Other Equity Instruments in Share Based Payment Arrangement

Year ended 31 December 2021
Weighted average fair value of awards granted	1,360.4p
Weighted average share price at date of exercise	—
Weighted average remaining contractual life	3.4 years

Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period	The inputs into the models for awards granted in the current and prior periods were as follows:

	Year ended 31 December 2021
	PGIP 14 July 2021	PGIP 14 September 2021
Share price at grant (pence)	1,341.0	1,508.0
Expected volatility	34%	34%
Contractual life (years)	4 years	4 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.24%	0.27%

Ab Share Awards [Member]
Statements [Line Items]
Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments

	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number	Year ended 30 June 2019 Number
Outstanding at beginning of year / period	2,001,505	1,723,183	1,564,167	—
Granted	110,633	345,510	348,425	1,694,429
Forfeited	(306,059)	(65,802)	(187,715)	(130,262)
Exercised	(1,806,079)	(1,386)	(1,694)	—
Outstanding at end of year / period	—	2,001,505	1,723,183	1,564,167
Number of options exercisable at end of period / year	—	—	—	—

Summary of Other Equity Instruments in Share Based Payment Arrangement

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Weighted average fair value of awards granted	1,280.2p	1,288.9p	1,137.8p	1,131.4p
Weighted average remaining contractual life	—	0.9 years	1.4 years	2.4 years

Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period	The inputs into the models for awards granted in the current year were as follows:

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Share price at grant (pence)	1,345.0	1,397 .0	1,244.6	1,251.0
Expected volatility	32%	39%	34%	26%
Contractual life (years)	0.5 years	1 year	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.82%	0.81%
Risk-free interest rate	0.00%	(0.06)%	0.52%	0.91%

Share Incentive Plan Awards [Member]
Statements [Line Items]
Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments

	Number of free shares
	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Outstanding at beginning of year / period	273,852	302,023	351,187	447,841
Granted during year / period	—	—	—	—
Forfeited during year / period	(493)	(657)	(7,423)	(18,982)
Exercised during year / period	(40,969)	(27,514)	(41,741)	(77,672)

Outstanding at end of year / period	232,390	273,852	302,023	351,187

Exercisable at end of year / period	232,390	273,852	215,268	167,425

	Number of matching shares
	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
Outstanding at beginning of year / period	71,381	77,534	88,539	115,928
Granted during year / period	—	—	—	7,323
Forfeited year / period	(692)	(597)	(2,203)	(7,227)
Exercised during year / period	(10,799)	(5,556)	(8,802)	(27,485)

Outstanding at end of year / period	59,890	71,381	77,534	88,539

Exercisable at end of year / period	59,890	71,381	72,009	48,333